Fees Summary	Jul. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,515,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,866.42
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 1,866.42
Narrative - Max Aggregate Offering Price	$ 13,515,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true